Regulatory Capital	12 Months Ended
Dec. 31, 2023
Broker-Dealer, Net Capital Requirement, SEC Regulation [Abstract]
REGULATORY CAPITAL
NOTE 19 — REGULATORY CAPITAL

BancShares and FCB are subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on BancShares’ Consolidated Financial Statements. Certain activities, such as the ability to undertake new business initiatives, including acquisitions, the access to and cost of funding for new business initiatives, the ability to pay dividends, the ability to repurchase shares or other capital instruments, the level of deposit insurance costs, and the level and nature of regulatory oversight, largely depend on a financial institution’s capital strength.

Federal banking agencies approved regulatory capital guidelines (“Basel III”) aimed at strengthening previous capital requirements for banking organizations. The following table includes the Basel III requirements for regulatory capital ratios.

	Basel III Minimums	Basel III Conservation Buffers	Basel III Requirements
Regulatory capital ratios
Total risk-based capital	8.00%	2.50%	10.50%
Tier 1 risk-based capital	6.00	2.50	8.50
Common equity Tier 1	4.50	2.50	7.00
Tier 1 leverage	4.00	—	4.00
The FDIC also has Prompt Corrective Action (“PCA”) thresholds for regulatory capital ratios. The regulatory capital ratios for BancShares and FCB are calculated in accordance with the guidelines of the federal banking authorities. The regulatory capital ratios for BancShares and FCB exceed the Basel III requirements and the PCA well capitalized thresholds as of December 31, 2023 and 2022 as summarized in the following table.

dollars in millions			December 31, 2023		December 31, 2022
	Basel III Requirements	PCA well capitalized thresholds	Amount	Ratio	Amount	Ratio
BancShares
Total risk-based capital	10.50%	10.00%	$23,891	15.75%	$11,799	13.18%
Tier 1 risk-based capital	8.50	8.00	21,150	13.94	9,902	11.06
Common equity Tier 1	7.00	6.50	20,270	13.36	9,021	10.08
Tier 1 leverage	4.00	5.00	21,150	9.83	9,902	8.99
FCB
Total risk-based capital	10.50%	10.00%	$23,600	15.56%	$11,627	12.99%
Tier 1 risk-based capital	8.50	8.00	21,227	13.99	10,186	11.38
Common equity Tier 1	7.00	6.50	21,227	13.99	10,186	11.38
Tier 1 leverage	4.00	5.00	21,227	9.88	10,186	9.25

As of December 31, 2023, BancShares and FCB had risk-based capital ratio conservation buffers of 7.75% and 7.56%, respectively, which are in excess of the Basel III conservation buffer of 2.50%. As of December 31, 2022, BancShares and FCB had risk-based capital ratio conservation buffers of 5.06% and 4.99%, respectively. The capital ratio conservation buffers represent the excess of the regulatory capital ratio as of December 31, 2023 and 2022 over the Basel III minimum for the ratio that is the binding constraint.

Additional Tier 1 capital for BancShares includes preferred stock discussed further in Note 17—Stockholders' Equity. Additional Tier 2 capital for BancShares and FCB primarily consists of qualifying ALLL and qualifying subordinated debt.

Dividend Restrictions
Dividends paid from FCB to the Parent Company are the primary source of funds available to the Parent Company for payment of dividends to its stockholders. The Board of Directors of FCB may approve distributions, including dividends, as it deems appropriate, subject to the requirements of the FDIC and the General Statutes of North Carolina, provided that the distributions do not reduce the regulatory capital ratios below the applicable requirements. FCB could have paid additional dividends to the Parent Company in the amount of $8.43 billion while continuing to meet the requirements for well capitalized banks at December 31, 2023. Dividends declared by FCB and paid to the Parent Company amounted to $367 million for the year ended December 31, 2023. Payment of dividends is made at the discretion of FCB’s Board of Directors and is contingent upon satisfactory earnings as well as projected capital needs.